NOTE 12 - COMMITMENTS AND CONTINGENCIES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Long-term Purchase Commitment, Minimum Quantity Required	2
Long-term Purchase Commitment, Amount	$ 2,211
Operating Leases, Rent Expense, Net	515	409
Operating Leases, Future Minimum Payments Due, Next Twelve Months	450
Operating Leases, Future Minimum Payments, Due in Two Years	365
Operating Leases, Future Minimum Payments, Due in Three Years	321
Operating Leases, Future Minimum Payments, Due in Four Years	159
Operating Leases, Future Minimum Payments, Due in Five Years	4
Operating Leases, Future Minimum Payments, Due Thereafter	$ 59